CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss	$ (2,607)	$ (3,775)	$ (3,725)
Adjustments required to reconcile loss to net cash flows provided by (used in) operating activities:
Depreciation	1,649	1,722	1,856
Gain on sale of property and equipment	101	(13)	(12)
Revaluation of long term loans	29	17	1
Amortization of Intangible asset		348
Stock based compensation	56
Transaction with controlling shareholder	49
Decrease in deferred income taxes			1,083
Accrued severance pay, net	(3)	69	(150)
Decrease (increase) in trade receivables, net	790	(597)	2,145
Decrease (increase) in other accounts receivables and prepaid expenses	467	(1,249)	(97)
Increase (decrease) in inventories	(30)	471	289
Decrease in trade payables	(871)	(330)	(561)
Decrease in other accounts payables and accrued expenses	(443)	(107)	(664)
Net cash provided by (used in) operating activities	(813)	(3,444)	165
The subsidiary's assets and liabilities at date of sale:
Trade receivables, net			289
Inventories			298
Prepaid and other current assets			107
Property and equipment			537
Trade payables			(604)
Other accounts payables and accrued expenses			(159)
Long-term debts, including current maturities			(112)
Reclassification of foreign currency translation reserve upon disposal of a subsidiary			(276)
Non-controlling interest			191
Net Proceeds from subsidiaries' assets and liabilities at date of sale			271
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets			(42)
Purchase of property and equipment	(619)	(275)	(708)
Net cash used in investing activities	(619)	(275)	(750)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short- term bank credit, net	986	2,756	1,589
Short- term shareholder loan	1,390	1,430
Repayment of long-term loans	(910)	(870)	(680)
Proceeds from long-term loans	378	167	235
Repayment of property and equipment payables	(317)	(239)	(671)
Net cash provided by financing activities	1,527	3,244	473
Effect of exchange rate on cash and cash equivalents	10	128	37
Increase (decrease) in cash and cash equivalents	105	(347)	196
Cash and cash equivalents at the beginning of the year	887	1,234	1,038
Cash and cash equivalents at end of the year	992	887	1,234
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid during the year for: Interest	212	185	155
Non-cash activities:
Purchase of property and equipment	$ 118	$ 340	$ 90